Issued capital and reserves - Disclosure of warrants (Details) € in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2020 EUR (€) shares	Mar. 31, 2021 EUR (€) installment shares	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2019 EUR (€)
Disclosure of reserves within equity [line items]
Exercise of warrants (in shares)	(114,024)	(114,024)
Equity balance as of beginning of the year	€ 71,497	€ 71,497	€ 86,967	€ 82,205
Share issue related cost		135,309
Exercises of warrants		1,068
Equity balance as of end of the year		€ (69,611)	€ 71,497	86,967
Warrants
Disclosure of reserves within equity [line items]
Number of shares outstanding at beginning of period | shares	0	0
Acquisition of warrants (in shares) | shares		30,849,974
Exercise of warrants (in shares) | shares		(114,024)
Number of shares outstanding at end of period | shares		30,735,950	0
Equity balance as of beginning of the year	€ 0	€ 0	€ 0	0
Share issue related cost		20,196
Exercises of warrants		(72)
Equity balance as of end of the year		€ 20,124	€ 0	€ 0